8. Project Assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Project impairment loss	$ 0	$ 2,455	$ 0
Revenues	138,628	97,883	125,582
Cost of revenue	121,773	90,693	114,525
AUSTRALIA
Revenues	113,504	80,518	91,381
JAPAN
Revenues	3,788	9,563	12,437
GREECE
Revenues	2,795	1,138	378
UNITED KINGDOM
Revenues	1,023	979	932
UNITED STATES
Revenues	16,862	4,320	18,721
ITALY
Revenues	656	1,365	1,733
Electricity Revenue with PPA's [Member]
Revenues	4,421	3,368	3,043
Electricity Revenue with PPA's [Member] | AUSTRALIA
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | JAPAN
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | GREECE
Revenues	2,783	1,024	378
Electricity Revenue with PPA's [Member] | UNITED KINGDOM
Revenues	1,023	979	932
Electricity Revenue with PPA's [Member] | UNITED STATES
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | ITALY
Revenues	615	1,365	1,733
Other Services [Member]
Revenues	1,763	6,846	2,389
Other Services [Member] | AUSTRALIA
Revenues	1,062	1,048	1,314
Other Services [Member] | JAPAN
Revenues	0	0	23
Other Services [Member] | GREECE
Revenues	12	114	0
Other Services [Member] | UNITED KINGDOM
Revenues	0	0	0
Other Services [Member] | UNITED STATES
Revenues	648	5,684	1,052
Other Services [Member] | ITALY
Revenues	41	0	0
Pre-development Solar Projects [Member]
Revenues	101	(2,835)	15,794
Pre-development Solar Projects [Member] | AUSTRALIA
Revenues	0	0	0
Pre-development Solar Projects [Member] | JAPAN
Revenues	0	0	0
Pre-development Solar Projects [Member] | GREECE
Revenues	0	0	0
Pre-development Solar Projects [Member] | UNITED KINGDOM
Revenues	0	0	0
Pre-development Solar Projects [Member] | UNITED STATES
Revenues	101	(2,835)	15,794
Pre-development Solar Projects [Member] | ITALY
Revenues	0	0	0
PV project assets [Member]
Revenues	19,901	9,563	10,809
PV project assets [Member] | AUSTRALIA
Revenues	0	0	0
PV project assets [Member] | JAPAN
Revenues	3,788	9,563	10,809
PV project assets [Member] | GREECE
Revenues	0	0	0
PV project assets [Member] | UNITED KINGDOM
Revenues	0	0	0
PV project assets [Member] | UNITED STATES
Revenues	16,113	0	0
PV project assets [Member] | ITALY
Revenues	0	0	0
PV Components [Member]
Revenues	112,442	80,941	93,547
PV Components [Member] | AUSTRALIA
Revenues	112,442	79,470	90,067
PV Components [Member] | JAPAN
Revenues	0	0	1,605
PV Components [Member] | GREECE
Revenues	0	0	0
PV Components [Member] | UNITED KINGDOM
Revenues	0	0	0
PV Components [Member] | UNITED STATES
Revenues	0	1,471	1,875
PV Components [Member] | ITALY
Revenues	0	0	0
PV project assets and pre-development solar projects [Member]
Revenues	19,901	6,728	26,603
Cost of revenue	16,454	7,703	23,418
Certain project assets [Member]
Project impairment loss	$ 0	$ 2,455	$ 0